UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Real Estate Investment Fund II, L.P.
Address:  c/o Apollo Real Estate Advisors II, L.P.
          Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-5475

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Real Estate Advisors II, L.P.
Title:    General Partner of Apollo Real Estate Investment Fund II, L.P.
Name:     Apollo Real Estate Capital Advisors II, Inc.
Title:    General Partner of Apollo Real Estate Advisors II, L.P.
Name:     Patricia M. Navis, Esq.
Title:    Vice Pres., Apollo Real Estate Capital Advisors II, Inc.
Phone:    310-201-4133
Signature, Place, and Date of Signing:

  By:  Apollo Real Estate Advisors II, L.P.
       Los Angeles, CA                              August 14, 2001
  By:  Apollo Real Estate Capital Advisors II, Inc.
       Los Angeles, CA                              August 14, 2001
  By:  Patricia M. Navis, Vice President
       Los Angeles, CA                              August 14, 2001

Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.

[ X]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 Form 13F File Number:  28-4216
 Name:                  Apollo Advisors, L.P.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.